Dana Large Cap Equity Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS — 99.22% Shares Fair Value
Communications — 7.77%
Alphabet, Inc., Class A
(a)
35,000 $ 3,459,400
AT&T, Inc. 1,000 20,370
Comcast Corp., Class A 50,000 1,967,500
Interpublic Group of Cos., Inc. 53,000 1,932,380
Verizon Communications, Inc. 6,000 249,420
Walt Disney Co. (The)
(a)
3,000 325,470
7,954,540
Consumer Discretionary — 10.36%
Amazon.com, Inc.
(a)
23,400 2,413,242
BorgWarner, Inc. 7,000 330,960
D.R. Horton, Inc. 12,400 1,223,756
Home Depot, Inc. (The) 5,000 1,620,850
Tapestry, Inc. 43,000 1,959,510
Ulta Beauty, Inc.
(a)
3,700 1,901,652
Vail Resorts, Inc. 4,400 1,154,296
10,604,266
Consumer Staples — 6.68%
Keurig Dr Pepper, Inc. 15,000 529,200
Kimberly-Clark Corp. 11,000 1,430,110
Mondelez International, Inc., Class A 29,000 1,897,760
PepsiCo, Inc. 6,500 1,111,630
Walmart, Inc. 13,000 1,870,310
6,839,010
Energy — 5.02%
Cheniere Energy, Inc. 2,600 397,254
Chevron Corp. 500 87,010
ConocoPhillips 11,600 1,413,692
Exxon Mobil Corp. 1,000 116,010
Ovintiv, Inc. 26,000 1,279,980
Pioneer Natural Resources Co. 8,000 1,842,800
5,136,746
Financials — 11.61%
Allstate Corp. (The) 14,000 1,798,580
American Express Co. 11,400 1,994,202
Bank of America Corp. 57,000 2,022,360
Bank of New York Mellon Corp. (The) 40,000 2,022,800
Interactive Brokers Group, Inc., Class A 25,400 2,030,476
JPMorgan Chase & Co. 4,000 559,840
Morgan Stanley 1,000 97,330
Wells Fargo & Co. 29,000 1,359,230
11,884,818
Health Care — 14.61%
Abbott Laboratories 18,600 2,056,230
AbbVie, Inc. 13,800 2,038,950
Bristol-Myers Squibb Co. 26,000 1,888,900
CVS Health Corp. 25,000 2,205,500

Dana Large Cap Equity Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — 99.22% - (continued) Shares Fair Value
Health Care — 14.61% - (continued)
McKesson Corp. 6,000 $ 2,272,080
Merck & Co., Inc. 22,400 2,405,984
UnitedHealth Group, Inc. 4,200 2,096,598
14,964,242
Industrials — 10.27%
Boeing Co. (The)
(a)
200 42,600
Deere & Co. 4,500 1,902,780
Dover Corp. 10,800 1,639,764
Norfolk Southern Corp. 7,400 1,818,994
Parker-Hannifin Corp. 6,000 1,956,000
Raytheon Technologies Corp. 13,000 1,298,050
TE Connectivity Ltd. 14,600 1,856,390
10,514,578
Materials — 2.80%
Albemarle Corp. 2,700 759,915
Avery Dennison Corp. 6,600 1,250,304
Packaging Corp. of America 6,000 856,200
2,866,419
Real Estate — 2.77%
American Tower Corp., Class A 400 89,356
Gaming and Leisure Properties, Inc. 26,800 1,435,408
Iron Mountain, Inc. 24,000 1,309,920
2,834,684
Technology — 24.45%
Accenture PLC, Class A 6,600 1,841,730
Adobe, Inc.
(a)
4,600 1,703,564
Analog Devices, Inc. 11,000 1,886,170
Apple, Inc. 28,000 4,040,120
Broadcom, Inc. 3,600 2,106,036
CDW Corp. 10,000 1,960,300
Cisco Systems, Inc. 28,000 1,362,760
Fiserv, Inc.
(a)
18,000 1,920,240
Microchip Technology, Inc. 17,000 1,319,540
Microsoft Corp. 14,000 3,469,340
Visa, Inc., Class A 8,600 1,979,806
Workday, Inc., Class A
(a)
8,000 1,451,440
25,041,046
Utilities — 2.88%
Eversource Energy 18,600 1,531,338
NextEra Energy, Inc. 19,000 1,417,970
2,949,308
Total Common Stocks (Cost $79,818,364) 101,589,657
MONEY MARKET FUNDS — 0.45%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.24%
(b)
463,413 463,413

Dana Large Cap Equity Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
MONEY MARKET FUNDS — 0.45% - (continued)
Total Money Market Funds (Cost $463,413) $ 463,413
Total Investments — 99.67% (Cost $80,281,777) 102,053,070
Other Assets in Excess of Liabilities — 0.33% 342,639
NET ASSETS — 100.00% $ 102,395,709
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2023.

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS — 98.48% Shares Fair Value
Consumer Discretionary — 10.65%
Bloomin' Brands, Inc. 20,820 $ 504,885
Boot Barn Holdings, Inc.
(a)
7,018 585,933
Deckers Outdoor Corp.
(a)
1,113 475,785
GMS, Inc. 8,082 479,424
Group 1 Automotive, Inc. 2,087 446,305
Malibu Boats, Inc., Class A
(a)
6,619 401,045
2,893,377
Consumer Staples — 3.16%
e.l.f. Beauty, Inc.
(a)
7,995 460,113
Simply Good Foods Co. (The)
(a)
11,001 399,336
859,449
Energy — 6.67%
Chord Energy Corp. 2,967 425,260
EnerSys 5,965 495,214
Matador Resources Co. 7,157 473,507
Ovintiv, Inc. 8,516 419,243
1,813,224
Financials — 16.72%
AXIS Capital Holdings Ltd. 8,839 553,056
Evercore, Inc., Class A 3,962 514,307
Pinnacle Financial Partners, Inc. 6,183 486,788
Primerica, Inc. 3,024 489,132
SouthState Corp. 5,930 472,028
Stifel Financial Corp. 7,977 537,730
Synovus Financial Corp. 12,578 527,648
Veritex Holdings, Inc. 15,654 440,660
Wintrust Financial Corp. 5,701 521,470
4,542,819
Health Care — 16.37%
Axsome Therapeutics, Inc.
(a)
5,498 412,350
Blueprint Medicines Corp.
(a)
7,219 337,416
Cytokinetics, Inc.
(a)
5,652 240,097
Deciphera Pharmaceuticals, Inc.
(a)
11,515 195,870
Denali Therapeutics, Inc.
(a)
6,818 206,381
DocGo, Inc.
(a)
57,159 571,590
Ensign Group, Inc. (The) 5,909 551,014
Envista Holdings Corp.
(a)
14,387 560,949

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — 98.48% - (continued) Shares Fair Value
Health Care — 16.37% - (continued)
Halozyme Therapeutics, Inc.
(a)
3,492 $ 180,781
Harmony Biosciences Holdings, Inc.
(a)
5,801 279,434
ShockWave Medical, Inc.
(a)
2,847 535,037
TG Therapeutics, Inc.
(a)
12,889 196,299
Travere Therapeutics, Inc.
(a)
8,107 181,597
4,448,815
Industrials — 13.91%
Atkore, Inc.
(a)
3,664 477,236
Cactus, Inc., Class A 8,316 449,979
Clean Harbors, Inc.
(a)
3,738 487,062
FTI Consulting, Inc.
(a)
2,710 432,299
Hub Group, Inc., Class A
(a)
5,361 457,132
John Bean Technologies Corp. 4,454 497,645
MasTec, Inc.
(a)
4,947 485,944
TopBuild Corp.
(a)
2,461 492,348
3,779,645
Materials — 6.43%
Advanced Drainage Systems, Inc. 5,059 510,149
Avient Corp. 10,351 419,423
Element Solutions, Inc. 19,450 398,336
Summit Materials, Inc., Class A
(a)
12,759 419,261
1,747,169
Real Estate — 7.64%
Agree Realty Corp. 5,306 395,987
Global Medical REIT, Inc. 42,144 473,277
Radius Global Infrastructure, Inc., Class A
(a)
27,655 372,513
Spirit Realty Capital, Inc. 10,225 448,673
STAG Industrial, Inc. 10,806 384,694
2,075,144
Technology — 13.78%
ADTRAN Holdings, Inc. 23,578 444,917
Axcelis Technologies, Inc.
(a)
4,028 442,878
Box, Inc., Class A
(a)
13,308 425,722
i3 Verticals, Inc., Class A
(a)
14,547 420,699
Lattice Semiconductor Corp.
(a)
5,773 437,536
Perficient, Inc.
(a)
5,064 375,445
Perion Network Ltd.
(a)
10,883 364,581

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
REIT – Real Estate Investment Trust
COMMON STOCKS — 98.48% - (continued) Shares Fair Value
Technology — 13.78% - (continued)
Tenable Holdings, Inc.
(a)
10,208 $ 410,668
Veeco Instruments, Inc.
(a)
21,189 420,814
3,743,260
Utilities — 3.15%
Chesapeake Utilities Corp. 3,393 427,789
Clearway Energy, Inc., Class C 12,691 428,829
856,618
Total Common Stocks (Cost $24,786,206) 26,759,520
MONEY MARKET FUNDS — 1.30%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.24%
(b)
353,627 353,627
Total Money Market Funds (Cost $353,627) 353,627
Total Investments — 99.78% (Cost $25,139,833) 27,113,147
Other Assets in Excess of Liabilities — 0.22% 58,451
NET ASSETS — 100.00% $ 27,171,598
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2023.

Dana Epiphany ESG Equity Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS — 98.59% Shares Fair Value
Communications — 7.70%
Alphabet, Inc., Class A
(a)
14,800 $ 1,462,832
Alphabet, Inc., Class C
(a)
4,600 459,402
Comcast Corp., Class A 30,000 1,180,500
Interpublic Group of Cos., Inc. 31,600 1,152,136
Verizon Communications, Inc. 6,800 282,676
Walt Disney Co. (The)
(a)
2,900 314,621
4,852,167
Consumer Discretionary — 10.24%
Amazon.com, Inc.
(a)
4,800 495,024
BorgWarner, Inc. 23,000 1,087,440
D.R. Horton, Inc. 9,400 927,686
Home Depot, Inc. (The) 3,100 1,004,927
Tapestry, Inc. 27,400 1,248,618
Tractor Supply Co. 2,200 501,578
Ulta Beauty, Inc.
(a)
2,300 1,182,108
6,447,381
Consumer Staples — 6.53%
Darling Ingredients, Inc.
(a)
16,400 1,087,156
General Mills, Inc. 13,600 1,065,696
Kimberly-Clark Corp. 6,800 884,068
Mondelez International, Inc., Class A 16,400 1,073,216
4,110,136
Energy — 4.90%
Cheniere Energy, Inc. 6,000 916,740
ConocoPhillips 1,000 121,870
Ovintiv, Inc. 21,000 1,033,830
Pioneer Natural Resources Co. 4,400 1,013,540
3,085,980
Financials — 9.86%
Allstate Corp. (The) 4,000 513,880
American Express Co. 7,500 1,311,975
Bank of New York Mellon Corp. (The) 25,200 1,274,364
Chubb Ltd. 3,400 773,466
Cigna Corp. 4,000 1,266,680
Morgan Stanley 11,000 1,070,630
6,210,995

Dana Epiphany ESG Equity Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — 98.59% - (continued) Shares Fair Value
Health Care — 14.84%
CVS Health Corp. 14,200 $ 1,252,724
Halozyme Therapeutics, Inc.
(a)
23,800 1,232,126
Humana, Inc. 2,500 1,279,250
IQVIA Holdings, Inc.
(a)
6,300 1,445,283
STERIS PLC 7,200 1,486,872
Truist Financial Corp. 24,600 1,214,994
Zoetis, Inc., Class A 8,700 1,439,763
9,351,012
Industrials — 9.82%
Deere & Co. 2,900 1,226,236
Norfolk Southern Corp. 5,000 1,229,050
Regal-Beloit Corp. 9,700 1,350,240
TE Connectivity Ltd. 8,500 1,080,775
W.W. Grainger, Inc. 2,200 1,296,856
6,183,157
Materials — 2.78%
Albemarle Corp. 2,300 647,335
Avery Dennison Corp. 2,800 530,432
Packaging Corp. of America 4,000 570,800
1,748,567
Real Estate — 4.88%
American Tower Corp., Class A 1,800 402,102
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 37,000 1,365,670
Iron Mountain, Inc. 15,000 818,700
Spirit Realty Capital, Inc. 11,000 482,680
3,069,152
Technology — 24.33%
Accenture PLC, Class A 4,200 1,172,010
Analog Devices, Inc. 6,500 1,114,555
Apple, Inc. 14,400 2,077,776
Cadence Design Systems, Inc.
(a)
6,400 1,170,112
CDW Corp. 5,800 1,136,974
Cisco Systems, Inc. 24,000 1,168,080
Fiserv, Inc.
(a)
11,000 1,173,480
Lam Research Corp. 1,600 800,160
Microchip Technology, Inc. 15,600 1,210,872
Microsoft Corp. 8,000 1,982,480

Dana Epiphany ESG Equity Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — 98.59% - (continued) Shares Fair Value
Technology — 24.33% - (continued)
Visa, Inc., Class A 5,200 $ 1,197,092
Workday, Inc., Class A
(a)
6,200 1,124,866
15,328,457
Utilities — 2.71%
Eversource Energy 11,000 905,630
NextEra Energy, Inc. 10,700 798,541
1,704,171
Total Common Stocks (Cost $60,121,137) 62,091,175
MONEY MARKET FUNDS — 1.98%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.24%
(b)
1,249,035 1,249,035
Total Money Market Funds (Cost $1,249,035) 1,249,035
Total Investments — 100.57% (Cost $61,370,172) 63,340,210
Liabilities in Excess of Other Assets — (0.57)% (361,495)
NET ASSETS — 100.00% $ 62,978,715
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2023.